Contingencies, Guarantees and Indemnifications (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Guarantees to third parties primarily related to former subsidiaries and joint ventures
Guarantees and Indemnifications
Maximum exposure under guarantees	$ 146.0	$ 141.0